Income Taxes (Details 2) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Excess advertising expense	$ 608,131	$ 323,720
Deferred Intangible assets amortization	24,165	27,099
Net operating loss carrying forward	20,543	14,731
Share-based compensation	36,155	12,497
Total	$ 688,994	$ 378,047